SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies received	¥ 1,145
Government subsidies recognized as other income	¥ 2,271	¥ 1,158